Components of Income before (Provision) benefit for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 12,992	$ 28,833	$ 9,316
Foreign	2,278	444	581
Income Before (Provision) Benefit For Income Taxes	$ 15,270	$ 29,277	$ 9,897